Cover	Sep. 29, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 29, 2025
Entity Registrant Name	CIM Opportunity Zone Fund, L.P.
Entity File Number	000-56544
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2441037
Entity Address, Address Line One	4700 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	(323)
Local Phone Number	860-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001765107
Amendment Flag	true